Condensed Consolidated Statements of Operations (Parenthetical)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 07, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Reverse stock split	30-for-1	30-for-1	30-for-1	30-for-1	30-for-1	30-for-1	30-for-1